OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 1,653	$ 6,302
Other	6,067	10,292
Total other current liabilities	$ 4,414	$ 3,990